Dividends Payable	12 Months Ended
Jun. 30, 2023
Dividends Payable [Abstract]
DIVIDENDS PAYABLE

12. DIVIDENDS PAYABLE

Dividends payable represent a dividend declared by the Company’s HK subsidiary, Aspire Science, in the year ended June 30, 2020, which was payable to Aspire Science’s then sole stockholder, who was the Company’s chief executive officer and is co-chief executive officer. The dividend was declared prior to the transfer of the equity interest in Aspire Science to Aspire Holdings, which subsequently transferred the equity interest to Ispire International. Set forth below is the information relating to the dividend payable at June 30, 2022 and 2023.

	As of June 30,
	2022	2023
At the beginning of the year	$3,832,272	$3,362,639
Dividends declared	-	-
Dividends paid	(469,633)	(3,362,639)
At the end of the year	$3,362,639	$-